Cover	12 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	NATURALSHRIMP INCORPORATED
Entity Central Index Key	0001465470
Entity Tax Identification Number	74-3262176
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5501 LBJ Freeway
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	(888)
Local Phone Number	791-9474
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false